Note 2 - Summary of Significant Accounting Policies - Change in Fair Value of Preferred Stock Warrant Liability (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Derivative [Member]
Fair value, beginning of period
Change in value		$ (60)		(60)	(211)
Embedded derivative liability from the issuance of Notes				496	864
Termination of the embedded derivative liability due to the extinguishment of the related Notes					(653)
Fair value at end of period		436		436
Warrant [Member]
Fair value, beginning of period	234	42	140	42	42	54
Preferred stock warrants - exercised						(8)
Change in value			94		98	(4)
Exchange of warrants upon Merger	(234)		(234)
Fair value at end of period		$ 42		$ 42	$ 140	$ 42